Shareholder Report, Average Annual Return (Details)	12 Months Ended	46 Months Ended
	May 31, 2025	May 31, 2025
Without Sales Load [Member] | C000222692
Average Annual Return [Line Items]
Average Annual Return, Percent	8.09%	2.77%
Without Sales Load [Member] | C000222693
Average Annual Return [Line Items]
Average Annual Return, Percent	8.35%	2.94%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%	(1.46%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%	(1.46%)
S&P Target Date Retirement Income Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.91%	2.41%
S&P Target Date Retirement Income Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.91%	2.41%